24. LOANS, FINANCING AND DEBENTURES (Detaills 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 14,777	R$ 14,772
Transaction costs		(48)
Interest paid in advance		(30)
Discount		(22)
Overall total		14,777
IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	4,725
UFIR/RGR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	20
CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	3,773
URTJ/TJLP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	244
IGP-DI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[5]	5
Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		8,767
Total Currency Denominated [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		6,110
2020 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(11)
Interest paid in advance
Discount
Overall total		2,744
2020 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,027
2020 [Member] | UFIR/RGR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	11
2020 [Member] | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	1,465
2020 [Member] | URTJ/TJLP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	202
2020 [Member] | IGP-DI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[5]	2
2020 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,707
2020 [Member] | Total Currency Denominated [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		48
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(19)
Interest paid in advance		(30)
Discount
Overall total		6,521
2024 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	237
2024 [Member] | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	271
2024 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		508
2024 [Member] | Total Currency Denominated [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		6,062
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(10)
Interest paid in advance
Discount
Overall total		1,803
2021 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	881
2021 [Member] | UFIR/RGR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	3
2021 [Member] | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	907
2021 [Member] | URTJ/TJLP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	21
2021 [Member] | IGP-DI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[5]	1
2021 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,813
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(1)
Interest paid in advance
Discount
Overall total		1,182
2022 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	588
2022 [Member] | UFIR/RGR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	3
2022 [Member] | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	570
2022 [Member] | URTJ/TJLP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	21
2022 [Member] | IGP-DI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[5]	1
2022 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,183
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(1)
Interest paid in advance
Discount
Overall total		800
2023 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	237
2023 [Member] | UFIR/RGR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	3
2023 [Member] | CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	560
2023 [Member] | IGP-DI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[5]	1
2023 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		801
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(3)
Interest paid in advance
Discount		(11)
Overall total		982
2025 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	996
2025 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		996
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(3)
Interest paid in advance
Discount		(11)
Overall total		745
2026 [Member] | IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	759
2026 [Member] | Total By Index [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		759
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings		6,110
United States of America, Dollars | 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		48
United States of America, Dollars | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 6,062

[1]	Expanded National Customer Price (IPCA) Index.
[2]	Fiscal Reference Unit (Ufir / RGR).
[3]	CDI: Interbank Rate for Certificates of Deposit.
[4]	Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)
[5]	IGP-DI ('General - Domestic Availability') Price Index.